Risk management and financial instruments - Rollforward of Level 3 Activity (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 4
Realization	6
Proceeds on disposal	(10)
Ending balance	$ 0